ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)		1 Months Ended
	Dec. 31, 2013 item	Sep. 03, 2011 Empire
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of Company's properties contain proven and probable reserves	0
Discontinued operations
Sold equity ownership interest in Capital Hoedown (as a percent)		66.67%
Price for the sale		$ 500,000